Brandon J. Cage
Assistant Vice President, Counsel
Law Department
(949) 219-3943 Telephone
(949) 219-6952 Facsimile
Brandon.Cage@PacificLife.com
July 20, 2011
VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Journey Select Individual Flexible Premium Deferred Variable Annuity (File No. 333-168026) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, that the form of the prospectus supplement for Pacific Journey Select dated July 18, 2011, that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 321 on Form N-4 which was filed electronically with the commission on July 18, 2011.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage